Share based payments	3 Months Ended
Mar. 31, 2023
Share-based payments [Abstract]
Share based payments	Share based payments
From April 2022 the Company has issued all share options, performance share options, RSUs and PSUs to employees and non-employee members of the Board of Directors under the 2021 Equity Incentive Plan (“EIP”). All awards prior to that date were issued under the following legacy plans:

–Enterprise Management Incentive (“EMI”) Scheme
–Company Share Ownership Plan (“CSOP”)
–Unapproved Share Ownership Plan (“USOP”)

Total share-based remuneration expenses relating to share options, performance share options, RSUs, PSUs and the equity securities issued upon the acquisition of a subsidiary undertaking (as detailed in note 31 of the consolidated financial statements of the Group for the year ended December 31, 2022) amounted to £6,958,000 during the three months ended March 31, 2023 (three months ended March 31, 2022: £3,560,000).

The following table represents the share-based payment expense by award type for the three months ended March 31, 2023 and 2022:

	Three months ended March 31,
	2023	2022
	£’000	£’000
Share options	4,092	2,210
PSUs	145	—
RSUs	1,298	133
Clawback shares	553	1,217
Performance share options	870	—
	6,958	3,560

Share Options

Share options are granted to employees and non-executive directors of the Group. These options typically vest in tranches over four years, with the only vesting condition relating to continued employment by the Group. Information with respect to share options for the three months ended March 31, 2023 is as follows:

	Number of share options	Weighted average exercise price
Options held as at January 1, 2023	9,809,788	£0.04
Granted	—	£—
Exercised	(497,041)	£0.01
Forfeited	(148,107)	£0.02
Options held as at March 31, 2023	9,164,640	£0.04

Exercisable as at March 31, 2023	4,794,723	£0.02
21.Share based payments (continued)

Performance Share Options

Performance share options are granted to certain executive officers of the Group on an annual basis, and contain market based performance conditions relating to total shareholder return as well as a continued employment vesting requirement. These awards vest in tranches over three years. Information with respect to performance share options for the three months ended March 31, 2023 is as follows:

	Number of share options	Weighted average exercise price
Options held as at January 1, 2023	877,704	£0.00
Granted	—	£—
Options held as at March 31, 2023	877,704	£0.00

Exercisable as at March 31, 2023	—	£—

Performance Share Units

Performance share units are granted to certain executive officers of the Group on an annual basis, and contain market based performance conditions relating to total shareholder return as well as a continued employment vesting requirement. These awards vest in tranches over three years. Information with respect to performance share units for the three months ended March 31, 2023 is as follows:

Number of PSUs
PSUs held as at January 01, 2023	146,285
Granted	—
PSUs held as at March 31, 2023	146,285

Restricted Share Units

The Group operates a RSU scheme, whereby certain employees and directors receive RSUs held over ordinary shares in the Company. These units are non-transferable and subject to forfeiture for periods prescribed by the Company. These awards are valued at the market value of the underlying shares at the date of grant and are subsequently amortised over the periods during which the restrictions lapse, typically four years. The awards expire on the cessation of the participant’s employment with the Group. Information with respect to RSUs for the three months ended March 31, 2023 is as follows:

Number of RSUs
RSUs held as at 1 January, 2023	759,696
Granted	47,573
Released	(79,354)
Forfeited	(6,164)
RSUs held as at 31 March, 2023	721,751
The weighted average grant date fair value per unit of the RSUs granted in the three months to March 31, 2023 was £4.27. The weighted average remaining contractual life of the awards granted was 8.8 years as at March 31, 2023.